COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended
	Jul. 12, 2022	Mar. 31, 2026	Mar. 31, 2025
TAT Technologies Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Royalty expense		$ 1,310	$ 1,373
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions And Royalty Commitments [Line Items]
Royalties percentage rate for sales of products developed by third parties		5.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions And Royalty Commitments [Line Items]
Royalties percentage rate for sales of products developed by third parties		25.00%
Tat Industries Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Litigation, total damages sought by customer	$ 750